Other disclosures - Risk Review - Functional currency of the operation (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	£ 33,287	£ 38,491
Borrowings which hedge net investments	(12,559)	(13,341)
Derivatives which hedge the net investments	(2,140)	(4,113)
Structural currency exposures pre-economic hedges	18,588	21,037
Economic hedges	(8,280)	(9,951)
Remaining structural currency exposures	10,308	11,086
USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	27,848	29,460
Borrowings which hedge net investments	(12,404)	(12,769)
Derivatives which hedge the net investments	(540)	0
Structural currency exposures pre-economic hedges	14,904	16,691
Economic hedges	(6,153)	(7,898)
Remaining structural currency exposures	8,751	8,793
EUR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,489	2,121
Borrowings which hedge net investments	(3)	(363)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	2,486	1,758
Economic hedges	(2,127)	(2,053)
Remaining structural currency exposures	359	(295)
ZAR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	8	3,679
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	0	(2,571)
Structural currency exposures pre-economic hedges	8	1,108
Economic hedges	0	0
Remaining structural currency exposures	8	1,108
JPY [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	467	438
Borrowings which hedge net investments	(152)	(209)
Derivatives which hedge the net investments	(301)	(224)
Structural currency exposures pre-economic hedges	14	5
Economic hedges	0	0
Remaining structural currency exposures	14	5
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,475	2,793
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	(1,299)	(1,318)
Structural currency exposures pre-economic hedges	1,176	1,475
Economic hedges	0	0
Remaining structural currency exposures	£ 1,176	£ 1,475